Nature of Business and Significant Events (Details) $ in Thousands			12 Months Ended
	Jul. 10, 2023 MXN ($)	Jul. 07, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 11, 2025 MXN ($)	Sep. 12, 2023 MXN ($)	Jul. 05, 2023 MXN ($)
Nature of Business and Significant Events [Line Items]
Business segments			2
Other expenses				$ 529,722
Sales price			4,762,760	4,520,223	4,260,842
Interest expense			541,045	$ 639,705	$ 827,812
Long-term deposits						$ 200,000
Issuance offering		$ 813,974
Net issuance of costs	$ 810,197
Bottom of range [member]
Nature of Business and Significant Events [Line Items]
Maturity term		4
Top of range [member]
Nature of Business and Significant Events [Line Items]
Maturity term		7
Sale Jafra’s Land and Building [Member]
Nature of Business and Significant Events [Line Items]
Transactions price			402,200
Other expenses			529,722
Sales price			156,500
Interest expense			245,700
Long-term deposits			34,078
Impairment loss			$ 166,581
JAFRA [Member]
Nature of Business and Significant Events [Line Items]
Loan amount	3,248,695
BBVA [Member]
Nature of Business and Significant Events [Line Items]
Loan amount	$ 1,500,000
line of credit [Member]
Nature of Business and Significant Events [Line Items]
Notional amount							$ 950,000	$ 1,500,000